Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 95.6%
Communication Services – 2.8%
Interpublic Group of Cos., Inc. (The) ............................................... 69,594 $ 1,890,173
Scholastic Corp. .............................................................. 39,457 744,948
2,635,121
Consumer Discretionary – 2.8%
Levi Strauss & Co., Class A ..................................................... 64,546 1,006,272
Skechers USA, Inc., Class A* .................................................... 12,553 712,760
Whirlpool Corp. ............................................................... 10,356 933,386
2,652,418
Consumer Staples – 11.9%
Edgewell Personal Care Co. ..................................................... 75,165 2,345,900
Ingles Markets, Inc., Class A ..................................................... 21,749 1,416,512
Ingredion, Inc. ................................................................ 11,809 1,596,695
Lancaster Colony Corp. ........................................................ 4,922 861,350
Molson Coors Beverage Co., Class B ............................................. 35,890 2,184,624
Seaboard Corp. ............................................................... 360 970,963
The Campbell's Company ....................................................... 20,175 805,386
Weis Markets, Inc. ............................................................. 12,709 979,229
11,160,659
Energy – 6.2%
Expand Energy Corp. .......................................................... 19,062 2,121,982
Innovex International, Inc.* ...................................................... 145,582 2,614,653
World Kinect Corp. ............................................................ 36,059 1,022,633
5,759,268
Financials – 11.0%
Citizens Financial Group, Inc. .................................................... 45,908 1,880,851
CNA Financial Corp. ........................................................... 17,598 893,802
Old Republic International Corp. .................................................. 30,185 1,183,856
OneMain Holdings, Inc. ......................................................... 30,342 1,483,117
SEI Investments Co. ........................................................... 20,175 1,566,185
State Street Corp. ............................................................. 12,073 1,080,896
White Mountains Insurance Group Ltd. ............................................ 477 918,611
Willis Towers Watson PLC ...................................................... 3,814 1,288,941
10,296,259
Health Care – 20.3%
DENTSPLY SIRONA, Inc. ....................................................... 80,615 1,204,388
Elanco Animal Health, Inc.* ...................................................... 108,608 1,140,384
Fortrea Holdings, Inc.* ......................................................... 89,296 674,185
Grifols SA, ADR* .............................................................. 202,790 1,441,837
Henry Schein, Inc.* ............................................................ 10,801 739,760
Hologic, Inc.* ................................................................. 15,414 952,123
Koninklijke Philips NV* ......................................................... 41,673 1,058,494
Organon & Co. ............................................................... 69,850 1,040,067
Pediatrix Medical Group, Inc.* ................................................... 130,459 1,890,351
Phibro Animal Health Corp., Class A ............................................... 62,249 1,329,639
Premier, Inc., Class A .......................................................... 150,823 2,907,867
Prestige Consumer Healthcare, Inc.* .............................................. 13,819 1,188,019
Quest Diagnostics, Inc. ......................................................... 5,787 979,160
Sotera Health Co.* ............................................................ 80,336 936,718

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
United Therapeutics Corp.* ...................................................... 1,633 $ 503,405
Zimmer Biomet Holdings, Inc. .................................................... 9,164 1,037,182
19,023,579
Industrials – 18.8%
AGCO Corp. ................................................................. 10,301 953,564
Balfour Beatty PLC ............................................................ 210,378 1,178,512
Embraer SA, ADR* ............................................................ 60,585 2,799,027
Healthcare Services Group, Inc.* ................................................. 172,089 1,734,657
Heartland Express, Inc. ......................................................... 88,754 818,312
Kennametal, Inc. .............................................................. 58,233 1,240,363
Knight-Swift Transportation Holdings, Inc. .......................................... 18,641 810,697
Landstar System, Inc. .......................................................... 2,226 334,345
Moog, Inc., Class A ............................................................ 7,148 1,239,106
National Presto Industries, Inc. ................................................... 24,959 2,194,146
Textron, Inc. .................................................................. 20,493 1,480,619
Timken Co. (The) ............................................................. 13,331 958,099
UniFirst Corp. ................................................................ 11,081 1,928,094
17,669,541
Information Technology – 14.4%
Amdocs Ltd. ................................................................. 35,125 3,213,937
Arlo Technologies, Inc.* ......................................................... 76,852 758,529
Arrow Electronics, Inc.* ......................................................... 6,353 659,632
Avnet, Inc. ................................................................... 16,361 786,800
F5, Inc.* ..................................................................... 6,529 1,738,477
IPG Photonics Corp.* .......................................................... 27,943 1,764,321
NETGEAR, Inc.* .............................................................. 127,512 3,118,944
Qorvo, Inc.* .................................................................. 19,719 1,427,853
13,468,493
Materials – 7.4%
Buzzi SpA ................................................................... 14,453 690,372
International Flavors & Fragrances, Inc. ............................................ 20,010 1,552,976
Scotts Miracle-Gro Co. (The) .................................................... 16,679 915,510
Sealed Air Corp. .............................................................. 24,145 697,790
Sensient Technologies Corp. .................................................... 12,779 951,141
Sonoco Products Co. .......................................................... 19,880 939,131
Winpak Ltd. .................................................................. 44,443 1,210,468
6,957,388
Total Common Stocks (Cost $89,749,319) ........................................................ 89,622,726
Money Market Funds – 4.4%
JP Morgan US Treasury Plus Money Market Fund, 4.23%(a)
(Cost $4,149,053) ........................................................... 4,149,053 4,149,053
Total Investments – 100.0%
(Cost $93,898,372) .......................................................................... $ 93,771,779
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 31,745
Net Assets – 100.0% .......................................................................... $ 93,803,524

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company